Subsequent Events	4 Months Ended	5 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2026	Sep. 30, 2025
Subsequent Event [Line Items]
Subsequent Events
11.	Subsequent Events
Management has evaluated subsequent events through March 17, 2026, the date the financial statements were available to be issued. No other events requiring adjustment or disclosure are noted.

12.	Subsequent Events
Management has evaluated subsequent events through October 13, 2026, the date the condensed financial statements were available to be issued. The following events requiring disclosure are noted below.
Amendment to BCA
On August 12, 2026, the parties amended the Business Combination Agreement, the Contribution Agreement, the Advance Funding Subscription Agreements, the Series C Subscription Agreement, and the Contributor Related Party Entity Subscription Agreement to revise the pricing mechanics used to determine the number of equity interests issuable in respect of XRP-denominated contributions and investments. As originally executed, those agreements fixed the initial calculation at the Signing XRP Price of $2.36609, with an upward adjustment in shares or units only if the Closing XRP Price exceeded that amount. As amended, the initial calculation is now also subject to a downward closing-date adjustment such that, if the Closing XRP Price is below the Signing XRP Price, the XRP-denominated contributions and investments would be measured using the lower Closing XRP Price, while the upward adjustment for a higher Closing XRP Price is retained. The amendments did not otherwise change the aggregate XRP contributions. There is no impact to the condensed consolidated financial statements presented for the period as at and for the six months ended June 30, 2026.
In addition, on August 12, 2026, certain investors affiliated with SBI Holdings, Inc. amended their Advance Funding Subscription Agreements to provide that, upon consummation of the Proposed Business Combination, the number of shares of Pubco Class A Common Stock issuable to such investors will be limited to an ownership threshold of 39.9% of the outstanding Pubco Class A Common Stock. Any shares that would otherwise be issued above such threshold will instead be issued as Pubco Class C Common Stock. The amendment changes the allocation of the equity interests between Pubco Class A Common Stock and Pubco Class C Common Stock but does not change the aggregate subscription price or per share purchase price applicable to such shares. The Pubco Class C Common Stock will remain convertible into Pubco Class A Common Stock in accordance with Pubco’s governing documents. There is no impact to the condensed consolidated financial statements presented for the period as of and for the six months ended June 30, 2026.
Convertible Notes
On September 11, 2026, the Company entered into a Note Purchase Agreement (the “Note Purchase Agreement”) with a purchaser (the “Purchaser”). Under the agreement, the Company agreed to issue $30.0 million aggregate principal amount of Convertible Senior PIK Note (the “Convertible Note”). The issuance of the Convertible Note was conditioned on the consummation of the Proposed Business Combination. Interest accrues at 4.00% per annum and is paid in kind semi-annually by increasing the principal amount. The Convertible Note matures on the fifth anniversary of the Closing Date. Any principal not converted, including capitalized PIK interest, is due in cash at maturity. The Company may not prepay or redeem the Convertible Note before maturity. The Purchaser may convert all, but not less than all, of the Convertible Note at any time on or after the first anniversary of the Closing Date and before maturity. The initial conversion rate is 98.03921 shares of Pubco Class A Common Stock per $1,000 principal amount, including capitalized PIK interest, which equals an initial conversion price of $10.20 per share. On conversion, the Purchaser may elect settlement in shares, cash, or a combination of cash and shares. The conversion value is capped at 4.0 times the original principal amount. Upon an event of default or a fundamental transaction, the Purchaser may require the Company to redeem the Convertible Note in cash at a price that provides an 8.0% annual yield on the original principal amount.

Consummation of BC
A
On October 9, 2026, the Company consummated the Proposed Business Combination pursuant to the BCA, as amended. In accordance with the BCA, Company Merger Sub merged with and into Pathfinder and SPAC Merger Sub merged with and into Armada. Pathfinder and Armada survived as subsidiaries of the Company. Upon consummation of the Mergers, the Company ceased to be a wholly-owned subsidiary of the Parent. Pubco Class A Common Stock began trading on the Nasdaq Stock Market under the ticker symbol “XRPN” on October 12, 2026.
On the Closing Date, based on a Closing XRP Price of $1.43069, the Company issued the following equity interests at a $10.00 per share equity valuation:

•
Advance and Delayed Subscription Agreements: 11,748,249 shares of Pubco Class A Common Stock and 2,359,038 shares of Pubco Class C Common Stock. The Class C shares were issued to certain investors affiliated with SBI Holdings, Inc. as a result of the 39.9% ownership threshold.

•
Series C Subscription Agreement: the Sponsor received 30,233,211 Series C Initial Subscribed Shares, consisting of Pubco Class A Common Stock and Pubco Class C Common Stock, reflecting the 19.9% voting ownership threshold.

•	Contribution Agreement: Ripple received 1,678,382 shares of Pubco Class A Common Stock reflecting the 9.9% ownership threshold, and 16,461,545 Pathfinder Units.

•
Contributor Related Party Entity Subscription Agreement: the Contributor Related Party Entity received 661,867 shares of Pubco Class A Common Stock reflecting the 9.9% ownership threshold and 6,491,583 Pathfinder Units. Combined with Ripple, its ownership of Pubco does not exceed 9.9% immediately following the closing.

Upon issuance of these equity interests, the refundable investor advances described in Note 5 were settled. The contractual restrictions on the Custody XRP described in Note 4 also lapsed. Amounts outstanding under the Related Party Credit Facility became repayable within five business days of the Closing Date.
Upon closing, deferred offering costs were reclassified as a reduction of additional paid-in
capital.
On the Closing Date, the Company issued the Convertible Notes and received net cash proceeds of $29.0 million, after deducting a $1.0 million fee paid to its capital markets advisor.
The Proposed Business Combination will be accounted for as a reverse recapitalization, with the Company treated as the accounting acquirer. The Company is evaluating the full accounting impact of the Proposed Business Combinat ion.

Armada Acquisition Corp II [Member]
Subsequent Event [Line Items]
Subsequent Events
NOTE 9. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the unaudited condensed balance sheets date up to the date that the unaudited condensed financial statements were issued. Based upon this review, other than disclosed below, or within these financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

Promissory Note – Related Party
On July 27, 2026, the Company entered into an unsecured promissory note with Arrington XRP Capital Fund, LP, pursuant to which the lender may, at its discretion, provide working capital loans to the Company. Any amounts borrowed under the note will bear interest at the applicable federal short-term rate in effect at issuance and may be used for the Company’s ordinary course administrative expenses. The note matures upon the earlier of (i) the termination of the Business Combination Agreement or (ii) the closing of the business combination. The Company may prepay the note at any time without penalty. Any outstanding principal and accrued interest will become due and payable upon maturity.
As of the date these financial statements were issued aggregate borrowings of $
135,000
were outstanding under the note, excluding accrued interest.
Amendments to the Business Combination Agreement and Related Agreements
As discussed in Note 1 –
Business Combination Agreement
, effective August 12, 2026, the Company entered into amendments to certain agreements related to the proposed business combination. The significant terms of these amendments are summarized below and should be read in conjunction with the related disclosures within Note 1 associated with each respective agreement.
Business Combination Agreement
On August 12, 2026, the Company, Pubco, Pathfinder, SPAC Merger Sub, Company executed Amendment No. 1 to the Business Combination Agreement for purposes of proposing certain changes to Pubco’s amended and restated articles of incorporation, with such changes to be adopted by Pubco and to take effect upon the consummation of the Closing on the Closing Date.
Sponsor Support Agreement
On August 12, 2026, the Company, Pubco and the New Sponsor entered into Amendment No. 1 to the Sponsor Support Agreement. The amendment revised the sponsor forfeiture provisions by replacing fixed forfeiture amounts with a variable adjustment mechanism based on specified XRP reference prices measured at signing and closing. As amended, the number of sponsor shares and private placement warrants retained immediately prior to closing will vary based on the applicable XRP valuation metrics, subject to defined maximum retention limits.
Series C Subscription Agreement
On August 12, 2026, the Company entered into Amendment No. 1 to its Series C Subscription Agreement with the New Sponsor. The amendment revised the methodology used to calculate the number of shares issuable upon closing of the subscription by incorporating a closing-date XRP price adjustment factor based on the relationship between specified XRP reference prices at signing and closing. The amendment also modified the calculation of adjustment shares issuable in connection with changes in XRP value prior to closing. No changes were made to the stated subscription price or the $10.00 per-share purchase price. The Company is evaluating the accounting and disclosure implications of the amendment.
Advance Funding Subscription Agreements
On August 12, 2026, the Company entered into Amendment No. 1 to certain Advance Funding Subscription Agreements. The amendment revised the methodology used to calculate the number of shares issuable at closing by incorporating a closing-date XRP price adjustment factor based on specified XRP reference prices measured at signing and closing. The amendment also modified the calculation of adjustment shares issuable in connection with changes in XRP value prior to closing. No changes were made to the stated subscription amount or the $10.00 per-share purchase price.

Shareholder Approval of the Business Combination
On September 30, 2026, the Company held an extraordinary general meeting of its shareholders (the “Extraordinary General Meeting”) for the purpose of seeking shareholder approval of the Business Combination and related matters. At such meeting, the Company’s shareholders approved the Business Combination, the SPAC Merger, the Domestication and the other proposals described in the Company’s definitive proxy statement/prospectus filed with the SEC on August 27, 2026.
Amendment to Warrant Agreement
On October 5, 2026, the Company and Continental Stock Transfer & Trust Company, as warrant agent, entered into an amendment (the “Warrant Amendment”) to the Warrant Agreement, dated as of May 20, 2025, to conform the Warrant Agreement to the description of the Warrants contained in the prospectus for the Company’s Initial Public Offering. As amended, Section 3.2 of the Warrant Agreement provides that the Warrants become exercisable on the later of (i) the date on which the Company completes an initial Business Combination and (ii) twelve months from the closing of the Initial Public Offering, eliminating the prior requirement that exercisability commence 30 days after the consummation of an initial Business Combination. The Warrant Amendment was effected pursuant to Section 9.8(i) of the Warrant Agreement without the consent of the registered holders and did not change the number of Warrants outstanding, the $11.50 per share exercise price, the equity classification of the Warrants or any other term of the Warrants.
Domestication and Change of Name
On October 8, 2026, one business day prior to the Closing described below, and following receipt of the shareholder approval described above, the Company transferred by way of continuation from the Cayman Islands and domesticated as a corporation incorporated under the laws of the State of Delaware (the “Domestication”) pursuant to a Plan of Domestication. In connection with the Domestication, the Company adopted the Plan of Domestication, filed a certificate of domestication and a certificate of incorporation with the Secretary of State of the State of Delaware, made the required filings with the Cayman Islands Registrar of Companies and obtained a certificate of de-registration
from the Cayman Islands Registrar of Companies. Upon effectiveness of the Domestication, the Company continued its existence as a Delaware corporation under the name “Arrington Capital SPAC I Inc.” (“SPAC Delaware”).
In connection with the Domestication, (i) each issued and outstanding Class A ordinary share was automatically converted, on a one-for-one basis, into one share of Class A common stock, par value $0.0001 per share, of SPAC Delaware, (ii) each issued and outstanding Class B ordinary share was automatically converted, on a one-for-one basis, into one share of Class B common stock, par value $0.0001 per share, of SPAC Delaware, (iii) each outstanding Warrant was converted into a warrant to acquire one share of Class A common stock of SPAC Delaware on substantially identical terms, and (iv) each outstanding unit was converted into one unit of SPAC Delaware consisting of one share of Class A common stock and one-half
of one warrant. The Domestication did not change the number of shares or warrants outstanding, the par value per share or the Company’s historical cost basis in its assets and liabilities, and accordingly no adjustment to the carrying amounts of the Company’s assets, liabilities or equity was required as a result of the Domestication.
Closing of the Business Combination
On October 9, 2026 (the “Closing Date”), following receipt of the shareholder approvals described above, the Company transferred by way of continuation from the Cayman Islands to the State of Delaware and domesticated as a Delaware corporation (“SPAC Delaware”), and the Transactions contemplated by the Business Combination Agreement were consummated. At the Closing, SPAC Merger Sub merged with and into SPAC Delaware, with SPAC Delaware continuing as the surviving entity and a wholly owned subsidiary of Pubco, and Company Merger Sub merged with and into Pathfinder, with Pathfinder continuing as the surviving company. Each issued and outstanding Class A ordinary share (other than treasury shares and shares redeemed as described below) was converted into one share of Pubco Class A Common Stock, each issued and outstanding Class B ordinary share was converted into one Class A ordinary share and thereafter into one share of Pubco Class A Common Stock, and, pursuant to a Warrant Assignment, Assumption and Amendment Agreement entered into at the Closing among Pubco, SPAC Delaware and Continental Stock Transfer & Trust Company, each outstanding Warrant was converted into one warrant of Pubco to purchase one share of Pubco Class A Common Stock at $11.50 per share on substantially the same terms.
In connection with the Closing, holders of 18,463,753 Public Shares exercised their redemption rights at a redemption price of approximately $10.49 per share, resulting in aggregate redemption payments of approximately $193,599,920 from the Trust Account, based on the Trust Account value as of June 30, 2026, together with Trust Account earnings after June 30, 2026. Following the redemptions, 4,536,247 Public Shares remained outstanding and were converted into an equivalent number of shares of Pubco Class A Common Stock, and $47,564,385 of the Trust Account was released to Pubco. The condition in the Business Combination Agreement requiring the Company to have net tangible assets of at least $5,000,001 immediately prior to or upon consummation of the Business Combination was satisfied at the Closing.
Immediately prior to the Company Merger Effective Time, and in accordance with the Sponsor Support Agreement, as amended, the New Sponsor forfeited to the Company for cancellation and for no consideration 230,694 Class A ordinary shares, 4,544,672 Class B ordinary shares and 115,347 Private Placement Warrants, representing 400,000 Class A ordinary shares, 7,880,000 Class B ordinary shares and 200,000 Private Placement Warrants, in each case multiplied by one minus the Adjustment Factor. The Adjustment Factor was 0.423264965, determined as the product of (i) the quotient of the Closing XRP Price of $1.43069 and the Signing XRP Price of $2.36609 and (ii) 0.7, subject to a maximum of 0.7. Because the Closing XRP Price did not exceed the Signing XRP Price, no adjustment shares or adjustment units were issuable under the Series C Subscription Agreement, the Advance Funding Subscription Agreements or the other subscription and contribution agreements described in Note 1.
Of the $9,200,000 of deferred underwriting commissions payable at June 30, 2026, $7,385,501 was reduced as a result of the 18,463,753 Public Shares redeemed and the remaining $1,814,499 was paid in cash at the Closing. The Company also received the related expense reimbursement of $453,625 from the Underwriters attributable to the 4,536,247 Public Shares that were not redeemed. In accordance with its terms, the unsecured promissory note with Arrington XRP Capital Fund, LP described above became due and payable upon the Closing.
For accounting purposes, the SPAC Merger is being accounted for by Pubco as a recapitalization rather than a business combination under ASC 805, with the Company treated as the “acquired” company, as neither the Company, Pubco nor Pathfinder meets the definition of a business. Accordingly, no goodwill or step-up
in basis has been recorded, and transaction costs incurred to effect the recapitalization are recorded as a reduction of equity.
Delisting and Deregistration
In connection with the Closing, the Company’s units, Class A ordinary shares and warrants ceased trading on The Nasdaq Stock Market LLC (“Nasdaq”) on October 8, 2026, and on October 9, 2026 a Form 25 was filed with the Securities and Exchange Commission to remove such securities from listing and registration under Section 12(b) of the Exchange Act. The Pubco Class A Common Stock and Pubco warrants began trading on Nasdaq on October 12, 2026 under the symbols “XRPN” and “XRPNW,” respectively.

NOTE 9. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below or within these financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
Entry into Business Combination Agreement
On October 19, 2025, the Company entered into a Business Combination Agreement with Pubco, Pathfinder, SPAC Merger Sub, Pubco, and Ripple (see Note 1 – Business Combination Agreement).
Change in Ticker Symbols
On October 29, 2025, the Company, issued a press release announcing that the ticker symbols for its Class A ordinary shares, units and public warrants will change from “AACI,” “AACIU” and “AACIW,” to

“XRPN,” “XRPNU” and “XRPNW,” respectively. The changes are in connection with the previously announced Business Combination Agreement, entered into on October 19, 2025.
Determination of Signing XRP Price
As previously disclosed in Note 1 –
Business Combination Agreement,
Pubco, Pathfinder and the Company entered Advance Funding Subscription Agreements, (ii) a Series C Subscription Agreement with the Sponsor and such agreement, the “Series C Subscription Agreement”), pursuant to which the Sponsor agreed to purchase, and Pubco agreed to issue and sell, on the Closing Date, shares of Pubco Class A Common Stock and Pubco Class C Common Stock for a contribution of 211,319,096.061435 XRP tokens, and (iii) a subscription agreement with an affiliate of Ripple (the “Ripple Group Subscription Agreement”), pursuant to which such investor agreed to purchase, and Pubco agreed to issue and sell, on the Closing Date, shares of Pubco Class A Common Stock and Pathfinder Units for an aggregate contribution of 50 million XRP tokens, in each case in a private placement upon the terms and subject to the conditions set forth in the applicable agreements. Concurrently with the execution of the Business Combination Agreement, Ripple, Pathfinder and Pubco also entered into the Contribution Agreement and, together with the Advance Funding Subscription Agreements, the Series C Subscription Agreement and the Ripple Group Subscription Agreement, the “Signing XRP Agreements”), pursuant to which Ripple will contribute 126,791,458 XRP tokens to the Company in exchange for Company Units, which will be automatically cancelled and exchanged for shares of Pubco Class A Common Stock on a one-for-one
basis at the Closing, subject to certain limitations described therein.
Pubco and the Company announced on November 4, 2025 that the Signing XRP Price under each of the Signing XRP Agreements, which was calculated as the volume-weighted average price of XRP denominated in USD as quoted on the “CME CF
XRP-Dollar
Reference Rate - New York Variant” benchmark (with the reference ticker XRPUSD_NY) at 4:00 p.m. New York City time on the day immediately preceding the date on which the Business Combination Agreement was signed, has been determined to be $2.36609.
Purchase of XRP by Pubco
On November 4, 2025, the Company and Pubco issued a joint press release announcing the purchase by Pubco of 84,365,876.3625 XRP using the aggregate cash proceeds from the Advance Funding Subscription Agreements at an average price of $2.53657058 per XRP.

Pathfinder Digital Assets LLC [Member]
Subsequent Event [Line Items]
Subsequent Events
9.	Subsequent Events
Management has evaluated subsequent events through March 17, 2026, the date the financial statements were available to be issued. No other events requiring adjustment or disclosure are noted.

9.	Subsequent Events
Management has evaluated subsequent events through October 13, 2026, the date the condensed financial statements were available to be issued. The following event requiring disclosure is noted below.

Amendment to BCA
On August 12, 2026, the parties amended the Business Combination Agreement, the Advance Funding Subscription Agreements, the Series C Subscription Agreement, and the Contributor Related Party Entity Subscription Agreement to revise the pricing mechanics used to determine the number of equity interests issuable in respect of
XRP-denominated
contributions and investments. As originally executed, those agreements fixed the initial calculation at the Signing XRP Price of $2.36609, with an upward adjustment only if the Closing XRP Price exceeded that amount. As amended, the initial calculation is now also subject to a downward closing-date adjustment such that, if the Closing XRP Price is below the Signing XRP Price, the
XRP-denominated
contributions and investments would be measured using the lower Closing XRP Price, while the upward adjustment for a higher Closing XRP Price is retained. The amendments did not otherwise change the aggregate XRP contributions or the underlying transaction structure. There is no impact to the condensed financial statements presented for the period as at and for the six months ended June 30, 2026.
In addition, on August 12, 2026, certain investors affiliated with SBI Holdings, Inc. amended their Advance Funding Subscription Agreements to provide that, upon consummation of the Proposed Business Combination, the number of shares of Pubco Class A Common Stock issuable to such investors will be limited to an ownership threshold of
39.9
% of the outstanding Pubco Class A Common Stock. Any shares that would otherwise be issued above such threshold will instead be issued as Pubco Class C Common Stock. The amendment changes the allocation of the equity interests between Pubco Class A Common Stock and Pubco Class C Common Stock but does not change the aggregate subscription price or per share purchase price applicable to such shares. The Pubco Class C Common Stock will remain convertible into Pubco Class A Common Stock in accordance with Pubco’s governing documents. There is no impact to the condensed financial statements presented for the period as of and for the six months ended June 30, 2026.
Amendment to the Related Party Credit Facility
On October 7, 2026, the Company and the Parent entered into a second amendment to the Related Party Credit Facility. The amendment increased the borrowing limit to $10.0 million and confirmed all amounts drawn through September 30, 2026. Under the amendment, certain payments the Parent made to third parties on behalf of the Company and Evernorth are now treated as borrowings under the Related Party Credit Facility. These payments had previously been recorded as related party payables. As of October 7, 2026, the Company had borrowed $9.7 million under the Related Party Credit Facility.
Consummation of the Proposed Business Combination
On October 9, 2026, the Proposed Business Combination was consummated pursuant to the BCA, as amended. In accordance with the BCA, Company Merger Sub merged with and into the Company, and SPAC Merger Sub merged with and into Armada. The Company continued as the surviving company and a subsidiary of Evernorth. Upon consummation of the Mergers, Evernorth became the sole managing member of the Company, and the Company ceased to be a wholly-owned subsidiary of the Parent.
On the Closing Date, based on a Closing XRP Price of $1.43069, Evernorth issued the following equity interests at a $10.00 per share equity valuation:

•
Advance and Delayed Subscription Agreements: 11,748,249 shares of Pubco Class A Common Stock and 2,359,038 shares of Pubco Class C Common Stock. The Class C shares were issued to certain investors affiliated with SBI Holdings, Inc. as a result of the 39.9% ownership threshold.